TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - Tax contingencies R$ in Thousands	Dec. 31, 2019 BRL (R$) claim item	Dec. 27, 2019 BRL (R$)	Dec. 10, 2019 BRL (R$)	Dec. 05, 2019 BRL (R$)	Dec. 04, 2019 BRL (R$)	Nov. 05, 2019 BRL (R$)	Oct. 10, 2019 BRL (R$)	Aug. 14, 2019 BRL (R$)	Jul. 15, 2019 BRL (R$)	Jul. 08, 2019 BRL (R$)	Jun. 21, 2019 BRL (R$)	Jun. 17, 2019 BRL (R$)	Jun. 03, 2019 BRL (R$)	May 17, 2019 BRL (R$)	Apr. 29, 2019 BRL (R$)	Nov. 27, 2018 BRL (R$)	May 25, 2017 BRL (R$)
IPI credit on inputs
Contingencies
Estimated financial effect of contingent liabilities	R$ 336,134
Non-approval of compensation of credits on inputs
Contingencies
Estimated financial effect of contingent liabilities	1,010,863
Social security contributions
Contingencies
Estimated financial effect of contingent liabilities	95,436
Other Taxes
Contingencies
Estimated financial effect of contingent liabilities	614,609
Goodwill Deductibility
Contingencies
Estimated financial effect of contingent liabilities	431,718
Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities	196,730	R$ 142,194									R$ 23,800	R$ 68,993
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Credit rights and rate differences
Contingencies
Estimated financial effect of contingent liabilities	631,940
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities	R$ 5,282,017
Number of proceedings | claim	4
Gerdau Acos Longos S.A. | Withholding Income Tax
Contingencies
Estimated financial effect of contingent liabilities	R$ 754,215
Number of proceedings | item	3
Gerdau Acos Longos S.A. | Withholding Income Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities		R$ 136,053				R$ 156,788						R$ 194,588	R$ 138,291
Gerdau Acos Longos S.A. | Withholding Income Tax | Voluntary Appeal Dismissed
Contingencies
Estimated financial effect of contingent liabilities														R$ 128,495
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities							R$ 474,667	R$ 289,372		R$ 311,885					R$ 567,904	R$ 545,606
Gerdau Acos Longos S.A. | Goodwill Deductibility | Special appeal filed
Contingencies
Estimated financial effect of contingent liabilities	R$ 4,219		R$ 104,913	R$ 66,619
Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | Corporate Income Tax and Social Contribution Tax
Contingencies
Estimated financial effect of contingent liabilities	1,236,144
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax
Contingencies
Estimated financial effect of contingent liabilities	R$ 1,053,855
Number of proceedings | claim	2
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities									R$ 1,018,448
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Voluntary Appeal Partially Granted
Contingencies
Remaining tax Contingency liability from a notice																	R$ 35,407
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities	R$ 7,780,131
Gerdau Acos Especiais S.A. | Corporate Income Tax and Social Contribution Tax | Special appeal filed
Contingencies
Estimated financial effect of contingent liabilities					R$ 182,289
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities	R$ 132,928